Brokerage Commissions and Net Gains on Investment Securities - Additional Information (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Derivative USD ($)	Mar. 31, 2011 Derivative JPY (¥)	Mar. 31, 2010 Derivative JPY (¥)	Mar. 31, 2009 Derivative JPY (¥)
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net trading gains (losses)	$ 55	¥ 4,607	¥ 8,762	¥ (13,143)	$ 24	¥ 1,977	¥ (239)	¥ 3,874